Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Inventories carried at net realisable value	€ 159	€ 124
Total expense towards inventory write downs and losses	€ 363	€ 227